Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2018
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of Intangible Assets Excluding Goodwill
Intangible assets, net as of December 31, 2017 and 2018 are as follows:

	As of December 31, 2017
	Gross carrying amount	Accumulated amortization	Impairment amount	Net carrying amount
	RMB	RMB	RMB	RMB

Purchased software	58,686	(25,038)	-	33,648
Digital Sales Assistant system	25,430	(15,470)	-	9,960
Trademark and lifetime membership	13,095	(265)	-	12,830
Domain names	25,399	(8,431)	-	16,968
Customer relationships	244,822	(75,349)	-	169,473
Brand name	20,830	(2,760)	-	18,070
Business cooperation	3,447,689	(1,761,589)	(254,873)	1,431,227
Others	39,113	(4,968)	-	34,145

	3,875,064	(1,893,870)	(254,873)	1,726,321

	As of December 31, 2018
	Gross carrying amount	Accumulated amortization	Impairment amount	Net carrying amount
	RMB	RMB	RMB	RMB

Purchased software	58,110	(27,956)	-	30,154
Digital Sales Assistant system	25,430	(18,013)	-	7,417
Trademark and lifetime membership	13,095	(721)	-	12,374
Domain names	25,399	(10,970)	-	14,429
Customer relationships	180,610	(82,244)	-	98,366
Brand name	3,630	(1,012)	-	2,618
Business cooperation	3,447,689	(2,391,469)	(254,873)	801,347
Others	39,113	(8,877)	-	30,236

	3,793,076	(2,541,262)	(254,873)	996,941

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
The estimated aggregate amortization expenses for each of the five succeeding fiscal years are as follows:

	For the year ended December 31,
	2019	2020	2021	2022	2023
	RMB	RMB	RMB	RMB	RMB

Amortization expenses	666,137	201,528	21,118	17,053	15,509